Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax expense
Current period	$ (24)	$ (349)	$ (60)
Adjustment for prior period	(56)
Current tax expense	(80)	(349)	(60)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	4,203	14,844	7,156
Change in unrecognized deductible temporary differences	(3,335)	(14,700)	(6,385)
Utilization of previously unrecognised tax losses	37	159	29
Recognition of previously unrecognized tax losses	3,509
Utilization of previously recognized tax losses	173	75
Deferred tax benefit (expense)	4,587	378	800
Total	$ 4,507	$ 29	$ 740